INVESTMENTS IN SECURITIES - Available-for-sale securities, contractual maturities (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Cost
Total, Cost	¥ 209,991	¥ 209,991
Fair value
Total, Fair value	639,920	512,308
Debt securities
Cost
After 5 years through 10 years	102,441
Total, Cost	102,441	102,441
Fair value
After 5 years through 10 years	100,820
Total, Fair value	¥ 100,820	¥ 101,458